OBLIGATIONS UNDER FINANCE LEASES	12 Months Ended
Dec. 31, 2014
OBLIGATIONS UNDER FINANCE LEASES [Abstract]
OBLIGATIONS UNDER FINANCE LEASES
17.	OBLIGATIONS UNDER FINANCE LEASES

The Company has entered into finance leases for certain electronic equipment with 3-year payment terms. The following is an analysis of the leased property under finance lease:

December 31, 2013

Electronic equipment	19,696
Less: Accumulated depreciation	(11,051)
Total	8,645

The following is a schedule of future minimum lease payments under finance leases together with the present value of the net minimum lease payments as of December 31:

December 31, 2013

Total minimum lease payments	1,407
Less: Amount representing interest	(31)
Present value of net minimum lease payments	1,376

Analysis as:
Current	1,376
Non current	-
1,376

The above finance lease obligations as at December 31, 2013 was current and included in finance lease liabilities in the balance sheet. There are no finance leases obligations as of December 31, 2014.